Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Defined Benefit Plans [Abstract]
Defined benefit obligation, beginning balance	€ 1,408	€ 1,085	€ 936
Current service cost	181	138	104
Interest cost on benefit obligation	11	17	14
Past service costs / amendment or settlement of plan	(255)
Actuarial losses / (gains) on obligation	(196)	168	31
Defined benefit obligation, ending balance	€ 1,148	€ 1,408	€ 1,085